Schedule of Investments (unaudited)
June 30, 2024
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
BWX Technologies, Inc.	2,847,945	$ 270,554,775
Curtiss-Wright Corp.(a)	1,193,255	323,348,240
Hexcel Corp.	2,589,512	161,715,024
Woodward, Inc.	1,898,059	330,983,529
		1,086,601,568
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)(b)	3,721,062	187,913,631
Automobile Components — 1.1%
Adient PLC(b)	2,798,539	69,151,899
Autoliv, Inc.	2,256,418	241,414,162
Gentex Corp.	7,202,791	242,806,085
Goodyear Tire & Rubber Co. (The)(a)(b)	8,869,776	100,671,957
Lear Corp.	1,769,279	202,069,354
Visteon Corp.(a)(b)	859,797	91,740,340
		947,853,797
Automobiles — 0.3%
Harley-Davidson, Inc.	3,813,525	127,905,629
Thor Industries, Inc.	1,661,367	155,254,746
		283,160,375
Banks — 5.2%
Associated Banc-Corp	4,618,901	97,689,756
Bank OZK	3,286,847	134,760,727
Cadence Bank	4,729,501	133,750,288
Columbia Banking System, Inc.	6,523,389	129,750,207
Commerce Bancshares, Inc.	3,672,611	204,858,242
Cullen/Frost Bankers, Inc.	2,001,876	203,450,658
East West Bancorp, Inc.	4,335,129	317,461,497
First Financial Bankshares, Inc.	4,005,359	118,278,251
First Horizon Corp.	17,038,320	268,694,306
FNB Corp.	11,208,526	153,332,636
Glacier Bancorp, Inc.	3,532,706	131,840,588
Hancock Whitney Corp.	2,699,070	129,096,518
Home BancShares, Inc.	5,804,346	139,072,130
International Bancshares Corp.	1,666,029	95,313,519
New York Community Bancorp, Inc., Class A(a)	24,291,859	78,219,786
Old National Bancorp	9,838,550	169,124,675
Pinnacle Financial Partners, Inc.	2,383,249	190,755,250
Prosperity Bancshares, Inc.	2,989,054	182,750,762
SouthState Corp.	2,373,532	181,385,315
Synovus Financial Corp.	4,562,476	183,365,910
Texas Capital Bancshares, Inc.(a)(b)	1,453,520	88,868,213
UMB Financial Corp.	1,366,805	114,018,873
United Bankshares, Inc.	4,202,121	136,316,805
Valley National Bancorp	13,325,973	93,015,292
Webster Financial Corp.	5,342,895	232,896,793
Wintrust Financial Corp.	1,924,051	189,634,467
Zions Bancorp N.A.	4,600,390	199,518,914
		4,297,220,378
Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A, NVS(a)(b)	284,871	86,899,899
Celsius Holdings, Inc.(a)(b)	4,647,590	265,330,913
Coca-Cola Consolidated, Inc.(a)	145,762	158,151,770
		510,382,582
Biotechnology — 3.2%
Arrowhead Pharmaceuticals, Inc.(a)(b)	3,869,594	100,570,748
BioMarin Pharmaceutical, Inc.(a)(b)	5,915,938	487,059,175
Cytokinetics, Inc.(a)(b)	3,572,342	193,549,490
Exelixis, Inc.(a)(b)	9,075,573	203,928,125
Security	Shares	Value
Biotechnology (continued)
Halozyme Therapeutics, Inc.(a)(b)	3,965,336	$ 207,624,993
Neurocrine Biosciences, Inc.(b)	3,135,444	431,656,575
Roivant Sciences Ltd.(b)	10,545,001	111,460,661
Sarepta Therapeutics, Inc.(a)(b)	2,945,048	465,317,584
United Therapeutics Corp.(a)(b)	1,382,001	440,236,419
		2,641,403,770
Broadline Retail — 0.5%
Macy’s, Inc.	8,572,807	164,597,894
Nordstrom, Inc.	3,051,872	64,760,724
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	1,909,582	187,463,665
		416,822,283
Building Products — 3.7%
AAON, Inc.(a)	2,125,918	185,465,086
Advanced Drainage Systems, Inc.(a)	2,122,856	340,484,874
Carlisle Cos., Inc.	1,479,171	599,374,881
Fortune Brands Innovations, Inc.	3,896,984	253,070,141
Lennox International, Inc.	998,907	534,395,267
Owens Corning	2,699,909	469,028,191
Simpson Manufacturing Co., Inc.	1,313,467	221,358,594
Trex Co., Inc.(a)(b)	3,386,454	251,003,970
UFP Industries, Inc.	1,924,051	215,493,712
		3,069,674,716
Capital Markets — 3.0%
Affiliated Managers Group, Inc.(a)	992,769	155,100,301
Carlyle Group, Inc. (The)	6,727,536	270,110,570
Evercore, Inc., Class A	1,104,055	230,118,184
Federated Hermes, Inc., Class B	2,500,696	82,222,885
Houlihan Lokey, Inc., Class A	1,631,462	220,018,965
Interactive Brokers Group, Inc., Class A	3,337,110	409,129,686
Janus Henderson Group PLC	3,999,542	134,824,561
Jefferies Financial Group, Inc.	5,285,203	262,991,701
Morningstar, Inc.	812,438	240,359,782
SEI Investments Co.	3,111,064	201,254,730
Stifel Financial Corp.	3,192,118	268,616,730
		2,474,748,095
Chemicals — 2.2%
Arcadium Lithium PLC(a)(b)	32,158,961	108,054,109
Ashland, Inc.	1,561,774	147,572,025
Avient Corp.	2,843,162	124,104,021
Axalta Coating Systems Ltd.(a)(b)	6,874,516	234,902,212
Cabot Corp.	1,721,671	158,204,348
Chemours Co. (The)	4,638,992	104,702,049
NewMarket Corp.	215,256	110,979,536
Olin Corp.	3,720,720	175,431,948
RPM International, Inc.	4,011,760	431,986,317
Scotts Miracle-Gro Co. (The)	1,309,530	85,198,022
Westlake Corp.(a)	1,001,419	145,025,500
		1,826,160,087
Commercial Services & Supplies — 2.0%
Brink’s Co. (The)	1,385,293	141,854,003
Clean Harbors, Inc.(a)(b)	1,562,785	353,423,828
MSA Safety, Inc.	1,153,413	216,484,086
RB Global, Inc.(a)	5,723,931	437,079,371
Stericycle, Inc.(b)	2,890,859	168,045,634
Tetra Tech, Inc.	1,666,798	340,826,855
		1,657,713,777
Communications Equipment — 0.4%
Ciena Corp.(a)(b)	4,505,243	217,062,608
Lumentum Holdings, Inc.(a)(b)	2,106,154	107,245,361
		324,307,969

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering — 2.4%
AECOM	4,241,188	$ 373,818,310
Comfort Systems U.S.A., Inc.(a)	1,109,440	337,402,893
EMCOR Group, Inc.	1,464,174	534,540,644
Fluor Corp.(b)	5,333,702	232,282,722
MasTec, Inc.(a)(b)	1,893,103	202,543,090
MDU Resources Group, Inc.	6,352,343	159,443,809
Valmont Industries, Inc.	629,095	172,655,123
		2,012,686,591
Construction Materials — 0.4%
Eagle Materials, Inc.(a)	1,073,354	233,411,561
Knife River Corp.(a)(b)	1,763,751	123,709,495
		357,121,056
Consumer Finance — 0.7%
Ally Financial, Inc.	8,523,829	338,140,296
FirstCash Holdings, Inc.	1,161,761	121,845,494
SLM Corp.	6,845,542	142,318,818
		602,304,608
Consumer Staples Distribution & Retail — 2.1%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	4,142,590	363,885,106
Casey’s General Stores, Inc.	1,153,349	440,071,844
Performance Food Group Co.(a)(b)	4,848,174	320,512,783
Sprouts Farmers Market, Inc.(a)(b)	3,130,475	261,895,539
U.S. Foods Holding Corp.(a)(b)	7,047,476	373,375,278
		1,759,740,550
Containers & Packaging — 1.6%
AptarGroup, Inc.	2,064,571	290,712,243
Berry Global Group, Inc.	3,564,240	209,755,524
Crown Holdings, Inc.	3,717,334	276,532,476
Graphic Packaging Holding Co.	9,574,145	250,938,340
Greif, Inc., Class A, NVS	803,485	46,176,283
Silgan Holdings, Inc.	2,528,303	107,023,066
Sonoco Products Co.	3,061,316	155,269,948
		1,336,407,880
Diversified Consumer Services — 1.2%
Duolingo, Inc., Class A(a)(b)	1,152,479	240,487,793
Graham Holdings Co., Class B	108,254	75,729,086
Grand Canyon Education, Inc.(a)(b)	913,396	127,793,234
H&R Block, Inc.	4,347,237	235,750,662
Service Corp. International	4,536,759	322,699,668
		1,002,460,443
Diversified REITs — 0.4%
WP Carey, Inc.	6,817,780	375,318,789
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.(a)(b)	6,969,537	182,462,478
Iridium Communications, Inc.	3,783,264	100,710,488
		283,172,966
Electric Utilities — 0.9%
ALLETE, Inc.	1,797,445	112,070,696
IDACORP, Inc.	1,579,505	147,130,890
OGE Energy Corp.	6,248,340	223,065,738
PNM Resources, Inc.	2,810,306	103,868,910
Portland General Electric Co.	3,210,025	138,801,481
		724,937,715
Electrical Equipment — 1.7%
Acuity Brands, Inc.(a)	950,165	229,407,838
EnerSys	1,259,184	130,350,728
NEXTracker, Inc., Class A(a)(b)	3,828,750	179,491,800
nVent Electric PLC	5,172,532	396,267,676
Security	Shares	Value
Electrical Equipment (continued)
Regal Rexnord Corp.	2,072,491	$ 280,242,233
Sensata Technologies Holding PLC	4,696,442	175,599,966
		1,391,360,241
Electronic Equipment, Instruments & Components — 2.5%
Arrow Electronics, Inc.(a)(b)	1,658,417	200,270,437
Avnet, Inc.	2,815,896	144,990,485
Belden, Inc.(a)	1,267,411	118,883,152
Cognex Corp.	5,348,330	250,087,911
Coherent Corp.(a)(b)	4,132,564	299,445,587
Crane NXT Co.	1,512,864	92,920,107
IPG Photonics Corp.(a)(b)	894,387	75,477,319
Littelfuse, Inc.	772,162	197,356,885
Novanta, Inc.(a)(b)	1,118,292	182,404,608
TD SYNNEX Corp.	2,421,261	279,413,519
Vishay Intertechnology, Inc.	3,898,879	86,945,002
Vontier Corp.(a)	4,810,504	183,761,253
		2,111,956,265
Energy Equipment & Services — 1.0%
ChampionX Corp.	5,932,177	197,007,598
NOV, Inc.	12,323,371	234,267,283
Valaris Ltd.(a)(b)	1,940,185	144,543,782
Weatherford International PLC(a)(b)	2,279,188	279,086,571
		854,905,234
Entertainment — 0.4%
TKO Group Holdings, Inc., Class A	1,835,257	198,189,404
Warner Music Group Corp., Class A	4,411,676	135,217,869
		333,407,273
Financial Services — 1.5%
Equitable Holdings, Inc.	3,604,512	147,280,360
Essent Group Ltd.	3,323,538	186,749,600
Euronet Worldwide, Inc.(a)(b)	1,357,731	140,525,159
MGIC Investment Corp.	8,305,833	178,990,701
Voya Financial, Inc.	3,137,432	223,228,287
Western Union Co. (The)	9,480,549	115,852,309
WEX, Inc.(a)(b)	1,305,485	231,253,613
		1,223,880,029
Food Products — 1.1%
Darling Ingredients, Inc.(a)(b)	4,978,134	182,946,425
Flowers Foods, Inc.	5,986,284	132,895,505
Ingredion, Inc.	2,045,318	234,597,975
Lancaster Colony Corp.	634,623	119,924,708
Pilgrim’s Pride Corp.(a)(b)	1,254,970	48,303,795
Post Holdings, Inc.(a)(b)	1,566,725	163,190,076
		881,858,484
Gas Utilities — 0.9%
National Fuel Gas Co.	2,863,842	155,191,598
New Jersey Resources Corp.	3,078,895	131,591,972
ONE Gas, Inc.	1,762,455	112,532,752
Southwest Gas Holdings, Inc.	1,875,669	132,009,584
Spire, Inc.	1,799,185	109,264,505
UGI Corp.	6,531,057	149,561,206
		790,151,617
Ground Transportation — 1.8%
Avis Budget Group, Inc.	566,426	59,202,845
Knight-Swift Transportation Holdings, Inc.	5,035,180	251,356,186
Landstar System, Inc.	1,114,192	205,546,140
Ryder System, Inc.	1,365,544	169,163,591

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Saia, Inc.(a)(b)	828,370	$ 392,887,607
XPO, Inc.(a)(b)	3,624,392	384,729,211
		1,462,885,580
Health Care Equipment & Supplies — 1.8%
DENTSPLY SIRONA, Inc.	6,468,952	161,141,594
Enovis Corp.(a)(b)	1,555,172	70,293,774
Envista Holdings Corp.(a)(b)	5,354,418	89,043,971
Globus Medical, Inc., Class A(a)(b)	3,508,995	240,331,068
Haemonetics Corp.(a)(b)	1,582,331	130,906,244
Lantheus Holdings, Inc.(a)(b)	2,159,554	173,390,591
LivaNova PLC(a)(b)	1,687,142	92,489,124
Masimo Corp.(a)(b)	1,389,338	174,973,228
Neogen Corp.(a)(b)	6,141,306	95,988,613
Penumbra, Inc.(a)(b)	1,207,728	217,354,808
QuidelOrtho Corp.(a)(b)	1,544,053	51,293,441
		1,497,206,456
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.(a)(b)	2,890,549	195,227,680
Amedisys, Inc.(a)(b)	1,016,743	93,337,007
Chemed Corp.	471,711	255,940,954
Encompass Health Corp.	3,136,935	269,117,654
HealthEquity, Inc.(a)(b)	2,710,853	233,675,529
Option Care Health, Inc.(a)(b)	5,415,409	150,006,829
Progyny, Inc.(a)(b)	2,581,072	73,844,470
R1 RCM, Inc.(a)(b)	6,168,620	77,477,867
Tenet Healthcare Corp.(b)	3,043,430	404,867,493
		1,753,495,483
Health Care REITs — 0.7%
Healthcare Realty Trust, Inc.	11,794,019	194,365,433
Omega Healthcare Investors, Inc.	7,698,692	263,680,201
Sabra Health Care REIT, Inc.	7,212,571	111,073,594
		569,119,228
Health Care Technology — 0.1%
Doximity, Inc., Class A(a)(b)	3,806,119	106,457,148
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	6,561,459	98,290,656
Hotels, Restaurants & Leisure — 3.6%
Aramark	8,193,821	278,753,790
Boyd Gaming Corp.	2,098,783	115,642,943
Choice Hotels International, Inc.(a)	744,477	88,592,763
Churchill Downs, Inc.	2,083,999	290,926,260
Hilton Grand Vacations, Inc.(a)(b)	2,132,456	86,215,196
Hyatt Hotels Corp., Class A(a)	1,407,562	213,836,819
Light & Wonder, Inc., Class A(a)(b)	2,808,380	294,542,894
Marriott Vacations Worldwide Corp.	1,018,902	88,970,523
Planet Fitness, Inc., Class A(a)(b)	2,727,081	200,685,891
Texas Roadhouse, Inc.	2,080,939	357,318,036
Travel + Leisure Co.	2,220,309	99,869,499
Vail Resorts, Inc.	1,182,975	213,089,287
Wendy’s Co. (The)	5,176,841	87,799,223
Wingstop, Inc.(a)	915,042	386,751,652
Wyndham Hotels & Resorts, Inc.	2,510,449	185,773,226
		2,988,768,002
Household Durables — 1.9%
Helen of Troy Ltd.(a)(b)	741,822	68,796,572
KB Home	2,291,011	160,783,152
Taylor Morrison Home Corp., Class A(a)(b)	3,295,216	182,686,775
Tempur Sealy International, Inc.	5,409,477	256,084,641
Toll Brothers, Inc.	3,245,531	373,820,261
Security	Shares	Value
Household Durables (continued)
TopBuild Corp.(a)(b)	985,502	$ 379,684,355
Whirlpool Corp.	1,702,263	173,971,279
		1,595,827,035
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.	1,675,451	120,129,837
Industrial REITs — 1.1%
EastGroup Properties, Inc.	1,497,522	254,728,492
First Industrial Realty Trust, Inc.	4,123,244	195,895,322
Rexford Industrial Realty, Inc.	6,772,784	301,998,439
STAG Industrial, Inc.	5,672,879	204,564,017
		957,186,270
Insurance — 4.7%
American Financial Group, Inc.	2,038,152	250,733,459
Brighthouse Financial, Inc.(a)(b)	1,935,139	83,868,924
CNO Financial Group, Inc.	3,373,006	93,499,726
Erie Indemnity Co., Class A, NVS	777,071	281,610,530
Fidelity National Financial, Inc., Class A	7,962,590	393,511,198
First American Financial Corp.	3,231,678	174,349,028
Hanover Insurance Group, Inc. (The)	1,119,814	140,469,468
Kemper Corp.	1,885,314	111,855,680
Kinsale Capital Group, Inc.(a)	688,912	265,424,015
Old Republic International Corp.	7,876,438	243,381,934
Primerica, Inc.	1,072,143	253,647,591
Reinsurance Group of America, Inc.	2,049,822	420,766,962
RenaissanceRe Holdings Ltd.	1,647,515	368,236,078
RLI Corp.	1,253,246	176,319,180
Ryan Specialty Holdings, Inc., Class A	3,182,661	184,307,899
Selective Insurance Group, Inc.	1,894,083	177,721,808
Unum Group	4,977,954	254,423,229
		3,874,126,709
Interactive Media & Services — 0.2%
Ziff Davis, Inc.(a)(b)	1,437,215	79,118,686
ZoomInfo Technologies, Inc., Class A(a)(b)	8,853,892	113,064,201
		192,182,887
IT Services — 0.4%
ASGN, Inc.(a)(b)	1,430,044	126,086,979
Kyndryl Holdings, Inc.(b)	7,169,128	188,619,758
		314,706,737
Leisure Products — 0.7%
Brunswick Corp.	2,105,129	153,190,237
Mattel, Inc.(a)(b)	10,720,851	174,321,037
Polaris, Inc.	1,655,098	129,610,725
YETI Holdings, Inc.(a)(b)	2,655,658	101,313,353
		558,435,352
Life Sciences Tools & Services — 1.6%
Azenta, Inc.(a)(b)	1,679,905	88,396,601
Bruker Corp.(a)	3,033,847	193,589,777
Illumina, Inc.(b)	4,955,649	517,270,643
Medpace Holdings, Inc.(a)(b)	733,656	302,156,223
Repligen Corp.(a)(b)	1,619,028	204,094,670
Sotera Health Co.(a)(b)	3,880,503	46,061,571
		1,351,569,485
Machinery — 4.5%
AGCO Corp.	1,929,660	188,875,121
Chart Industries, Inc.(a)(b)	1,309,802	189,056,821
Crane Co.(a)	1,531,524	222,040,350
Donaldson Co., Inc.	3,750,253	268,368,105
Esab Corp.	1,769,607	167,103,989
Flowserve Corp.	4,101,818	197,297,446

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Graco, Inc.	5,269,609	$ 417,774,601
ITT, Inc.	2,564,141	331,235,734
Lincoln Electric Holdings, Inc.	1,773,006	334,459,852
Middleby Corp. (The)(a)(b)	1,675,246	205,401,912
Oshkosh Corp.	2,037,678	220,476,760
RBC Bearings, Inc.(a)(b)	904,730	244,078,059
Terex Corp.	2,096,836	114,990,486
Timken Co. (The)	2,018,272	161,724,135
Toro Co. (The)	3,252,892	304,177,931
Watts Water Technologies, Inc., Class A	854,051	156,607,332
		3,723,668,634
Marine Transportation — 0.3%
Kirby Corp.(b)	1,816,418	217,479,727
Media — 0.6%
New York Times Co. (The), Class A	5,094,960	260,912,902
Nexstar Media Group, Inc., Class A	971,700	161,311,917
TEGNA, Inc.	5,284,265	73,662,654
		495,887,473
Metals & Mining — 2.1%
Alcoa Corp.	5,594,433	222,546,545
Cleveland-Cliffs, Inc.(a)(b)	14,814,035	227,987,999
Commercial Metals Co.	3,605,043	198,241,314
MP Materials Corp., Class A(a)(b)	4,172,053	53,110,235
Reliance, Inc.	1,789,215	510,999,804
Royal Gold, Inc.	2,047,989	256,326,303
United States Steel Corp.	6,970,568	263,487,470
		1,732,699,670
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	15,591,787	297,179,460
Starwood Property Trust, Inc.	9,351,981	177,126,520
		474,305,980
Multi-Utilities — 0.3%
Black Hills Corp.	2,147,698	116,791,817
Northwestern Energy Group, Inc.	1,909,426	95,624,054
		212,415,871
Office REITs — 0.5%
COPT Defense Properties	3,502,131	87,658,339
Cousins Properties, Inc.	4,738,021	109,685,186
Kilroy Realty Corp.	3,327,634	103,722,352
Vornado Realty Trust	4,985,144	131,059,436
		432,125,313
Oil, Gas & Consumable Fuels — 4.9%
Antero Midstream Corp.	10,645,457	156,914,036
Antero Resources Corp.(a)(b)	9,102,545	297,016,043
Chesapeake Energy Corp.	3,470,511	285,241,299
Chord Energy Corp.	1,937,344	324,853,842
Civitas Resources, Inc.	2,868,990	197,960,310
CNX Resources Corp.(a)(b)	4,774,542	116,021,371
DT Midstream, Inc.	3,025,513	214,902,189
Equitrans Midstream Corp.	13,511,221	175,375,649
HF Sinclair Corp.	4,669,750	249,084,465
Matador Resources Co.	3,615,522	215,485,111
Murphy Oil Corp.	4,516,022	186,240,747
Ovintiv, Inc.	7,755,344	363,492,973
PBF Energy, Inc., Class A	3,287,699	151,299,908
Permian Resources Corp., Class A	16,001,979	258,431,961
Range Resources Corp.	7,559,353	253,465,106
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.(b)	34,356,871	$ 231,221,742
Texas Pacific Land Corp.	580,152	425,988,209
		4,102,994,961
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	1,987,405	163,623,054
Personal Care Products — 0.9%
BellRing Brands, Inc.(a)(b)	4,063,837	232,207,646
Coty, Inc., Class A(a)(b)	11,356,170	113,788,823
elf Beauty, Inc.(a)(b)	1,729,404	364,420,011
		710,416,480
Pharmaceuticals — 0.4%
Jazz Pharmaceuticals PLC(a)(b)	1,964,081	209,626,365
Perrigo Co. PLC	4,247,183	109,067,660
		318,694,025
Professional Services — 2.5%
CACI International, Inc., Class A(b)	694,621	298,777,331
Concentrix Corp.	1,459,773	92,374,435
ExlService Holdings, Inc.(a)(b)	5,060,955	158,711,549
Exponent, Inc.	1,578,728	150,168,607
FTI Consulting, Inc.(a)(b)	1,092,859	235,543,900
Genpact Ltd.	5,158,829	166,062,706
Insperity, Inc.	1,114,511	101,654,548
KBR, Inc.	4,183,521	268,331,037
ManpowerGroup, Inc.	1,486,221	103,738,226
Maximus, Inc.	1,894,208	162,333,626
Paylocity Holding Corp.(a)(b)	1,353,831	178,502,617
Science Applications International Corp.(a)	1,597,395	187,773,782
		2,103,972,364
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(a)(b)	1,481,811	304,186,162
Residential REITs — 1.1%
American Homes 4 Rent, Class A	10,026,248	372,575,376
Equity LifeStyle Properties, Inc.	5,810,479	378,436,497
Independence Realty Trust, Inc.	6,999,821	131,176,645
		882,188,518
Retail REITs — 1.0%
Agree Realty Corp.	3,127,928	193,743,861
Brixmor Property Group, Inc.	9,387,325	216,753,334
Kite Realty Group Trust	6,842,064	153,125,392
NNN REIT, Inc.	5,712,470	243,351,222
		806,973,809
Semiconductors & Semiconductor Equipment — 2.8%
Allegro MicroSystems, Inc.(a)(b)	2,226,292	62,870,486
Amkor Technology, Inc.	3,221,259	128,914,785
Cirrus Logic, Inc.(a)(b)	1,680,402	214,520,119
Lattice Semiconductor Corp.(a)(b)	4,285,439	248,512,608
MACOM Technology Solutions Holdings, Inc.(a)(b)	1,707,398	190,323,655
MKS Instruments, Inc.	1,967,969	256,977,392
Onto Innovation, Inc.(a)(b)	1,535,254	337,080,368
Power Integrations, Inc.(a)	1,768,534	124,133,401
Rambus, Inc.(a)(b)	3,358,040	197,318,430
Silicon Laboratories, Inc.(a)(b)	994,633	110,036,249
Synaptics, Inc.(a)(b)	1,230,583	108,537,421
Universal Display Corp.(a)	1,359,794	285,896,689
Wolfspeed, Inc.(a)(b)	3,921,175	89,245,943
		2,354,367,546

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software — 2.6%
Altair Engineering, Inc., Class A(a)(b)	1,774,249	$ 174,018,342
Appfolio, Inc., Class A(a)(b)	653,888	159,921,388
Aspen Technology, Inc.(a)(b)	868,189	172,448,381
Blackbaud, Inc.(a)(b)	1,259,284	95,919,662
CommVault Systems, Inc.(b)	1,352,251	164,393,154
Dolby Laboratories, Inc., Class A	1,861,542	147,489,973
Dropbox, Inc., Class A(a)(b)	7,528,764	169,171,327
Dynatrace, Inc.(a)(b)	7,494,356	335,297,487
Manhattan Associates, Inc.(a)(b)	1,918,247	473,193,170
Qualys, Inc.(a)(b)	1,150,837	164,109,356
Teradata Corp.(a)(b)	3,012,810	104,122,714
		2,160,084,954
Specialized REITs — 1.7%
CubeSmart	7,009,232	316,607,009
EPR Properties	2,357,692	98,975,910
Gaming & Leisure Properties, Inc.	8,458,793	382,422,032
Lamar Advertising Co., Class A	2,736,150	327,052,009
National Storage Affiliates Trust	2,171,462	89,507,664
PotlatchDeltic Corp.	2,477,158	97,575,254
Rayonier, Inc.	4,267,305	124,135,902
		1,436,275,780
Specialty Retail — 4.0%
AutoNation, Inc.(a)(b)	765,294	121,972,558
Burlington Stores, Inc.(a)(b)	1,989,794	477,550,560
Dick’s Sporting Goods, Inc.	1,814,120	389,763,682
Five Below, Inc.(a)(b)	1,719,532	187,377,402
Floor & Decor Holdings, Inc., Class A(a)(b)	3,334,066	331,439,501
GameStop Corp., Class A(a)(b)	8,394,853	207,268,921
Gap, Inc. (The)	6,749,573	161,247,299
Lithia Motors, Inc., Class A	853,865	215,558,219
Murphy U.S.A., Inc.(a)	587,430	275,774,888
Penske Automotive Group, Inc.	604,250	90,045,335
RH(a)(b)	480,069	117,348,066
Valvoline, Inc.(a)(b)	4,014,618	173,431,498
Williams-Sonoma, Inc.	2,001,814	565,252,219
		3,314,030,148
Technology Hardware, Storage & Peripherals — 0.7%
Pure Storage, Inc., Class A(a)(b)	9,521,021	611,344,758
Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(b)	3,631,811	120,140,308
Carter’s, Inc.	1,137,171	70,470,487
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Columbia Sportswear Co.	1,049,992	$ 83,033,367
Crocs, Inc.(a)(b)	1,891,319	276,019,095
PVH Corp.(a)	1,763,782	186,731,600
Skechers U.S.A., Inc., Class A(a)(b)	4,124,921	285,114,540
Under Armour, Inc., Class A(a)(b)	5,882,367	39,235,388
Under Armour, Inc., Class C, NVS(a)(b)	5,945,411	38,823,534
		1,099,568,319
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	1,202,697	233,323,218
Core & Main, Inc., Class A(a)(b)	5,328,155	260,759,906
GATX Corp.	1,109,161	146,808,550
MSC Industrial Direct Co., Inc., Class A	1,420,845	112,687,217
Watsco, Inc.	997,335	462,005,465
WESCO International, Inc.	1,361,912	215,890,290
		1,431,474,646
Water Utilities — 0.4%
Essential Utilities, Inc.	7,840,240	292,676,159
Total Long-Term Investments — 99.2% (Cost: $68,169,154,563)		82,587,473,985
Short-Term Securities
Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)(e)	3,357,193,047	3,358,535,924
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	369,916,632	369,916,632
Total Short-Term Securities — 4.5% (Cost: $3,726,376,897)		3,728,452,556
Total Investments — 103.7% (Cost: $71,895,531,460)		86,315,926,541
Liabilities in Excess of Other Assets — (3.7)%		(3,082,816,421)
Net Assets — 100.0%		$ 83,233,110,120
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Mid-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,953,977,091	$ —	$ (594,968,714)(a)	$ (163,377)	$ (309,076)	$ 3,358,535,924	3,357,193,047	$ 2,376,912(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	620,525,039	—	(250,608,407)(a)	—	—	369,916,632	369,916,632	6,281,310	—
				$ (163,377)	$ (309,076)	$ 3,728,452,556		$ 8,658,222	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	1,081	09/20/24	$ 319,771	$ (283,210)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/18/26–08/19/26	$ 9,808,193	$ 355,370(c)	$ 10,111,641	0.0% (d)
	Monthly	HSBC Bank PLC(e)	02/09/28	229,794,743	684,225(f)	231,190,913	0.3
	Monthly	JPMorgan Chase Bank NA(g)	02/10/25	72,071,193	(470,962)(h)	71,756,639	0.1
					$ 568,633	$ 313,059,193
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $51,922 of net dividends, payable for referenced securities purchased and financing fees.
(d)	Rounds to less than 0.1%.
(f)	Amount includes $(711,945) of net dividends, payable for referenced securities purchased and financing fees.
(h)	Amount includes $(156,408) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(e)	(g)
Range:	40 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Mid-Cap ETF
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 18, 2026 to August 19, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank	7,553,411	$ 7,815,970	77.3%
Financial Services
Equitable Holdings, Inc.	1,697,192	1,732,382	17.1
Insurance
Fidelity National Financial, Inc., Class A	557,590	563,289	5.6
Net Value of Reference Entity — Goldman Sachs Bank USA		$10,111,641
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 09, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank	8,235,013	$ 8,431,795	3.6%
Financial Services
Equitable Holdings, Inc.	221,559,730	222,759,118	96.4
Net Value of Reference Entity — HSBC Bank PLC		$231,190,913
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank	10,213,904	$ 10,457,972	14.6%
Financial Services
Equitable Holdings, Inc.	16,130,422	16,217,743	22.6
Western Union Co. (The)	13,123,678	12,558,445	17.5
		28,776,188
Insurance
Fidelity National Financial, Inc., Class A	4,314,404	4,354,940	6.1
Unum Group	28,288,784	28,167,539	39.2
		32,522,479
Net Value of Reference Entity — JPMorgan Chase Bank NA		$71,756,639

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Mid-Cap ETF
Fair Value Hierarchy as of Period End (continued)
policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 82,587,473,985	$ —	$ —	$ 82,587,473,985
Short-Term Securities
Money Market Funds	3,728,452,556	—	—	3,728,452,556
	$ 86,315,926,541	$ —	$ —	$ 86,315,926,541
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 1,039,595	$ —	$ 1,039,595
Liabilities
Equity Contracts	(283,210)	(470,962)	—	(754,172)
	$ (283,210)	$ 568,633	$ —	$ 285,423
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust